Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in these consolidated financial statements:

	As at September 30,	As at December 31,	As at September 30,	As at December 31,
	2018	2017	2017	2016
	$	$	$	$
Cash and cash equivalents	199,860	221,934	416,346	227,378
Restricted cash (1)	9,901	28,360	27,470	92,265
Restricted cash - long-term (1)	—	—	—	22,644
	209,761	250,294	443,816	342,287

(1)	Restricted cash as at September 30, 2018 includes amounts held in escrow for certain future drydock costs and withholding taxes and office lease prepayments.